Related parties	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Related parties	Related parties
Related parties comprise the Company’s executive officers and directors, including their affiliates, and any person that directly, or indirectly through one or more intermediaries, controls, is controlled by, or is under common control, with the Company.
Key management personnel comprised of six Executive Officers and Directors and seven Non-Executive Directors for the year ended December 31, 2023. Key management personnel comprised of six Executive Officers and Directors and seven Non-Executive Directors for the year ended December 31, 2022. Key management personnel comprised of six Executive Officers and Directors and six Non-Executive Directors for the year ended December 31, 2021.
Compensation for key management and non-executive directors recognized during the year comprised (in USD thousands):

	December 31,
	2023	2022	2021
Salaries and other short-term employee benefits	$4,234	$3,782	$2,805
Pension costs	228	196	117
Share-based compensation expense	10,597	8,936	6,906
Total	$15,059	$12,914	$9,828